Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Mezzanine Equity, shares issued	2,727,273
Common Stock, par or stated value per share		$ 0.000002
Common Stock, shares authorized		25,000,000,000
Ordinary Shares
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	0	24,819,646,300
Common Stock, shares, issued	0	64,908,700
Common Stock, shares, outstanding	0	64,908,700
Series Angel redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	5,910,100
Mezzanine Equity, shares issued	0	5,910,100
Mezzanine Equity, shares outstanding	0	5,910,100
Series Angel+ redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	8,268,950
Mezzanine Equity, shares issued	0	8,268,950
Mezzanine Equity, shares outstanding	0	8,268,950
Series Pre-A redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	8,985,050
Mezzanine Equity, shares issued	0	8,985,050
Mezzanine Equity, shares outstanding	0	8,985,050
Series A redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	22,096,550
Mezzanine Equity, shares issued	0	22,096,550
Mezzanine Equity, shares outstanding	0	22,096,550
Series A+ redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	1,060,200
Mezzanine Equity, shares issued	0	1,060,200
Mezzanine Equity, shares outstanding	0	1,060,200
Series B redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	19,473,100
Mezzanine Equity, shares issued	0	19,473,100
Mezzanine Equity, shares outstanding	0	19,473,100
Series B2 redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	11,072,800
Mezzanine Equity, shares issued	0	11,072,800
Mezzanine Equity, shares outstanding	0	11,072,800
Series B3 redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	28,013,200
Mezzanine Equity, shares issued	0	28,013,200
Mezzanine Equity, shares outstanding	0	28,013,200
Series B4-1 redeemable convertible preferred shares
Mezzanine Equity, par value per share		$ 0.000002
Mezzanine Equity, shares authorized	0	7,269,600
Mezzanine Equity, shares issued	0	7,269,600
Mezzanine Equity, shares outstanding	0	7,269,600
Series B4 redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	13,979,450
Mezzanine Equity, shares issued	0	6,989,700
Mezzanine Equity, shares outstanding	0	6,989,700
Series C1 redeemable convertible preferred shares
Mezzanine Equity, par value per share	$ 0.000002	$ 0.000002
Mezzanine Equity, shares authorized	0	54,224,700
Mezzanine Equity, shares issued	0	51,329,600
Mezzanine Equity, shares outstanding	0	51,329,600
Common Class A [Member]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	20,000,000,000	0
Common Stock, shares, issued	299,797,728	0
Common Stock, shares, outstanding	270,054,584	0
Common Class B [Member]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	2,500,000,000	0
Common Stock, shares, issued	54,543,800	0
Common Stock, shares, outstanding	54,543,800	0